Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other liabilities
Schedule of other liabilities

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Non-current
Bonus accrued	—	—	48,000
Defined benefit obligation(1)	28,162	24,213	—
Contingent Consideration(3)	12,549
Others – non-current(2)	59,106	13,284	17,761
	99,817	37,497	65,761
Current
Others – current(2)	40,627	—	—
	140,444	37,497	65,761

(1)	Defined Benefit Plan

Trattamento di Fine Rapport (“TFR”) relates to the amounts that employees in Italy are entitled to receive when they leave the Group and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions, the entitlement may be partially advanced to an employee during the employee’s working life.

Under the amendments of the Italian legislation in the first half of 2007, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury Fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the Group itself.

Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the TFR liability retain the nature of “Defined benefit plans”. Accordingly, TFR liability consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme has been classified as a defined contribution plan, and the companies under IFRS recognize the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.

The Group operates defined benefit plans in Italy under broadly similar regulatory frameworks, which is an unfunded plan where the Group meets the benefit payment obligation as it falls due. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement. The TFR in payment is generally updated in line with the retail price index.

The amounts recognized in the statement of financial position and the movements in the net defined benefit obligation over the year are as follows:

USD’000
As at August 1, 2016	27,569
Interest expense recognized in profit or loss	87
Actuarial gains recognized in other comprehensive income	(1,520)
Exchange differences	(1,875)
Contribution to employees	(48)
Balance at December 31, 2016	24,213
Interest expense recognized in profit or loss	376
Actuarial losses recognized in other comprehensive income	436
Exchange differences	3,455
Contribution to employees	(318)
Balance at December 31, 2017	28,162

The significant actuarial assumptions were as follows:

	12/31/17	12/31/16
Discount rate (%)	1.18%	1.37%
Inflation rate (%)	1.50%	1.50%
Salary growth rate (%)	1.50%	1.50%
Labor turnover rate (%)	2.65%	2.65%
Probability of request of advances of TFR (%)	1.50%	1.50%
Percentage required in case of advance (%)	70.00%	70.00%

	12/31/17	12/31/16
Number of employees with TFR	1,485	1,421
Average age (years)	47	46
Average seniority (years)	20	20

The sensitivity analysis of the defined benefit obligation was as follows:

	12/31/17	12/31/16
Discount rate (+0.5%)	–5.85%	–6.05%
Discount rate (-0.5%)	6.38%	6.61%
Rate of payments increases (+20%)	–0.65%	–0.57%
Rate of payments decreases (-20%)	0.71%	0.63%
Rate of price inflation increases (+0.5%)	3.80%	3.94%
Rate of price inflation decreases (-0.5%)	–3.72%	–3.86%
Rate of salary increases (+0.5%)	0.00%	0.00%
Rate of salary decreases (-0.5%)	0.00%	0.00%
Increase the retirement age (+1 year)	0.49%	0.38%
Decrease the retirement age (-1 year)	–0.52%	–0.40%
Increase longevity (+1 year)	0.00%	0.00%
Decrease longevity (-1 year)	0.00%	0.00%

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit liability recognized in the statement of financial position.

(2)	Others

Others including the non-current and current portion of long-term payables for the new purchased tangible and intangible assets were classified into the non-current and current liabilities respectively amounted at to US$57.5 million and US$40.6 million as of December 31, 2017.

(3)	Contingent consideration

The group had contingent consideration in respect of a potential cash compensation accrued at about US$12.5 million in 2017 that may be incurred depending on the profit of Changjiang Xinke during the three years of 2017, 2018 and 2019. The potential cash compensation was deemed as the terms of the supplemental agreement entered by Siltech Shanghai and JCET on December 9, 2016 and the transaction under this agreement was completed in 2017

Schedule of amounts recognized in statement of financial position and movements in net defined benefit obligation

USD’000
As at August 1, 2016	27,569
Interest expense recognized in profit or loss	87
Actuarial gains recognized in other comprehensive income	(1,520)
Exchange differences	(1,875)
Contribution to employees	(48)
Balance at December 31, 2016	24,213
Interest expense recognized in profit or loss	376
Actuarial losses recognized in other comprehensive income	436
Exchange differences	3,455
Contribution to employees	(318)
Balance at December 31, 2017	28,162

Schedule of significant actuarial assumptions

	12/31/17	12/31/16
Discount rate (%)	1.18%	1.37%
Inflation rate (%)	1.50%	1.50%
Salary growth rate (%)	1.50%	1.50%
Labor turnover rate (%)	2.65%	2.65%
Probability of request of advances of TFR (%)	1.50%	1.50%
Percentage required in case of advance (%)	70.00%	70.00%

	12/31/17	12/31/16
Number of employees with TFR	1,485	1,421
Average age (years)	47	46
Average seniority (years)	20	20

Schedule of sensitivity analysis of defined benefit obligation

	12/31/17	12/31/16
Discount rate (+0.5%)	–5.85%	–6.05%
Discount rate (-0.5%)	6.38%	6.61%
Rate of payments increases (+20%)	–0.65%	–0.57%
Rate of payments decreases (-20%)	0.71%	0.63%
Rate of price inflation increases (+0.5%)	3.80%	3.94%
Rate of price inflation decreases (-0.5%)	–3.72%	–3.86%
Rate of salary increases (+0.5%)	0.00%	0.00%
Rate of salary decreases (-0.5%)	0.00%	0.00%
Increase the retirement age (+1 year)	0.49%	0.38%
Decrease the retirement age (-1 year)	–0.52%	–0.40%
Increase longevity (+1 year)	0.00%	0.00%
Decrease longevity (-1 year)	0.00%	0.00%